Accounting Policies (Details)	3 Months Ended			9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) segment shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) segment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized interest cost				$ (193,000)	$ 455,000	$ 608,000	$ 496,000
Interest expense	$ (191,000)		$ (191,000)	(569,000)	(567,000)	(758,000)	(710,000)
Cash and cash equivalents	4,369,000	$ 2,875,000		4,369,000		2,875,000	3,069,000	$ 2,875,000
Goodwill impairment charges	$ 0	0		$ 0	$ 0	0	0
License fee		0				$ 0	$ 3,000,000.0	0
Number of anti-dilutive shares (in shares) | shares	3,155,064		2,469,273	3,155,064	2,469,273	26,422,608	26,337,286
Number of reportable segments | segment				1		1
Revenue, net	$ 1,929,000		$ 994,000	$ 9,358,000	$ 2,011,000	$ 11,934,000	$ 1,358,000
Nexperia
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License fee		6,000,000.0				$ 6,000,000.0	$ 3,000,000.0	6,000,000.0
Recognition of contractual income								9,000,000.0
Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of anti-dilutive shares (in shares) | shares						23,933,949	23,933,949
Warrant
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of anti-dilutive shares (in shares) | shares	15,461		15,461	15,461	15,461	15,461	26,157
Stock options
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of anti-dilutive shares (in shares) | shares	2,327,423		2,453,812	2,327,423	2,453,812	2,473,198	2,377,180
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated Useful Life (in years)				3 years		3 years
Estimated useful life (in years)				3 years		3 years
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated Useful Life (in years)				7 years			7 years
Estimated useful life (in years)				10 years		10 years
JAPAN
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents	$ 41,000	$ 55,000		$ 41,000		$ 55,000	$ 264,000	$ 55,000
Percentage of cash and cash equivalents in foreign subsidiary	0.90%	1.90%		0.90%		1.90%	8.60%	1.90%
Revenue, net	$ 289,000		$ 6,000	$ 321,000	$ 25,000	$ 28,000	$ 49,000
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue, net	1,600,000		$ 988,000	9,000,000.0	$ 2,000,000.0	11,900,000	1,300,000
Restatement Adjustment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized interest cost							150,000
Interest expense							150,000
Other Assets
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash included in other assets	$ 75,000	$ 75,000		$ 75,000		$ 75,000	$ 75,000	$ 75,000